Investments in Associates and Joint Ventures - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of financial information of associates and joint ventures [line items]
Additions	£ 43		£ 0
Flagship Pioneering
Disclosure of financial information of associates and joint ventures [line items]
Additions	£ 39	$ 50